Stock-Based Compensation Textuals (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2012 Stock Options	Dec. 31, 2012 Maximum Stock Options	Oct. 31, 2012 Chief Executive Officer	Jan. 31, 2004 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer Performance Shares	Dec. 31, 2012 2012-2014 performance period Performance Shares	Dec. 31, 2012 2011-2013 performance period Performance Shares	Mar. 31, 2012 2009-2011 performance period Performance Shares	Mar. 31, 2011 2008-2010 performance period Performance Shares	Dec. 31, 2012 Long-Term Incentive Program (LTIP) Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares authorized to issue	10,500,000												300,000	100,000
Shares available for future grants	1,600,000
Stock compensation expense	$ 8	$ 10	$ 14	$ 8	$ 8	$ 10
RSU awards vesting period				4 years			4 years
Total unrecognized pre-tax compensation cost				8
Weighted-average period for cost to be recognized				2 years			2 years
LTIP awards requisite service period												2 years					3 years
Units granted				778,000											100,000	100,000
LTIP cash awards															1	1
Options granted	1,440,000								1,440,062	325,000
Stock options outstanding (in shares)	1,827,000	817,000						100,000
Exercisable period								10 years
Total unrecognized pre-tax compensation cost, options							$ 3
Weighted average remaining contractual life (options)	4 years
Exercise price, lower range limit (in usd per share)	$ 7.68
Exercise price, upper range limit (in usd per share)	$ 23.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 2.68
Weighted average risk-free interest rates							3.40%
Dividend yield							0.00%
Volatility factor							50.00%
Weighted average expected life							3 years